GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Total Revenues	$ 73,517	$ 65,955
Israel [Member]
Total Revenues	4,483	3,858
Americas [Member]
Total Revenues	37,170	34,629
Europe [Member]
Total Revenues	21,093	17,572
Far East [Member]
Total Revenues	$ 10,771	$ 9,896